Accounting Policies - New Accounting Standards (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
ASU No. 2015-03 | Forecasted
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of debt issuance costs	$ 10	$ 10